UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Selected American Shares	3
Selected Special Shares	4

Fund Overview:
Selected American Shares	7
Selected Special Shares	8
Selected Daily Government Fund	9

Expense Example	10

Schedule of Investments:
Selected American Shares	12
Selected Special Shares	19
Selected Daily Government Fund	25

Statements of Assets and Liabilities	29

Statements of Operations	31

Statements of Changes in Net Assets	32

Notes to Financial Statements	34

Financial Highlights	43

Fund Information	47

Director Approval of Advisory Agreements	48

Directors and Officers	52

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Kenneth C. Feinberg
Chairman	President & Portfolio Manager	Portfolio Manager

August 8, 2008

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Selected American Shares

Performance Overview

Selected American Shares’ Class S shares delivered a negative return on net asset value of 11.22% (Class D shares returned negative 11.09%) for the six-month period ended June 30, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined by 11.91%. Energy and materials were the only sectors3 within the Index that earned positive returns, with all other sectors, and especially financials, turning in negative returns.

Key Contributors to Performance

Energy companies were the most important contributors4 to the Fund’s performance over the six-month period. The Fund’s energy companies out-performed the corresponding sector within the Index (up 19% versus up 9% for the Index) and the Fund also benefited from a higher relative average weighting in this sector (17% versus 14% for the Index). ConocoPhillips5, Occidental Petroleum, Devon Energy, EOG Resources, and Canadian Natural Resources were among the top contributors to performance. China Coal Energy was among the top detractors from performance.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 14% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund declined in value, but still out-performed the Index over the period.

Key Detractors from Performance

The Fund’s financial companies out-performed the corresponding sector within the Index (down 24% versus down 30% for the Index), but were still the largest detractors from performance. A higher relative average weighting in this sector (33% versus 17% for the Index) detracted from both absolute and relative performance. While Millea Holdings (changed name to Tokio Marine Holdings in July 2008) and Visa were among the top contributors to performance, American International Group, Wachovia, American Express, Berkshire Hathaway, JPMorgan Chase, and Merrill Lynch were among the top detractors from performance.

The Fund’s information technology companies under-performed the corresponding sector within the Index (down 17% versus down 13% for the Index). Iron Mountain and Microsoft were among the top detractors from performance.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Selected Special Shares

Performance Overview

Selected Special Shares’ Class S shares delivered a negative return on net asset value of 16.91% (Class D shares returned negative 16.83%) for the six-month period ended June 30, 20081. Over the same time period, the Russell 3000® Index2 (“Index”) decreased by 11.05%. Energy and materials were the only sectors3 within the Index that earned positive returns, with all other sectors, and especially financials, turning in negative returns.

Key Contributors to Performance

Energy companies were the most important contributors4 to the Fund’s performance over the six-month period. The Fund’s energy companies out-performed the corresponding sector within the Index (up 23% versus up 13% for the Index). The Fund’s relative performance was reduced by a lower relative average weighting in this sector (4% versus 13% for the Index). Tenaris5 and Transocean were among the top contributors to performance.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 19% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund declined in value, but still out-performed the Index over the period.

Key Detractors from Performance

The most important detractors from performance over the six-month period were the Fund’s holdings in the consumer discretionary and financial sectors.

While the Fund’s consumer discretionary companies performed in-line with the corresponding sector within the Index (both the Fund and the Index were down 16%), the Fund’s performance was harmed by a higher average weighting in this poorly performing sector (33% versus 10% for the Index). While Netflix, H&R Block, Comcast, and Lowe’s were among the top contributors to performance, Garmin, CarMax, and WPP Group were among the top detractors from performance. The Fund no longer owns Lowe’s.

The financial sector was the worst performing sector of the Index. The Fund’s financial companies under-performed the corresponding sector within the Index (down 28% versus down 27% for the Index), and the Fund had a higher average weighting in this poorly performing sector (20% versus 17% for the Index). While Pargesa was among the top contributors to performance, Ambac Financial, Markel, Redwood Trust, and Power Corp. of Canada were among the top detractors from performance.

Other individual companies detracting from performance included UnitedHealth Group and Google.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2008 and the annualized operating gross expense ratios for the six-month period ended June 30, 2008.

Fund Name	1-Year	5-Year	10-Year	Expense Ratio
Selected American Shares S	(13.22)%	9.11%	5.71%	0.90%
Selected Special Shares S	(23.14)%	7.15%	3.48%	1.19%

Fund Name	1-Year	3-Year	Inception (May 3, 2004)	Expense Ratio
Selected American Shares D	(12.95)%	5.45%	6.48%	0.58%
Selected Special Shares D	(22.92)%	1.48%	3.52%	0.83%

Benchmark Index	1-Year	3-Year	5-Year	10-Year	Class D Inception (May 3, 2004)
Standard & Poor’s 500® Index	(13.12)%	4.40%	7.58%	2.88%	5.28%
Russell 3000® Index	(12.69)%	4.73%	8.37%	3.51%	5.96%

Fund performance changes over time and current performance may be higher or lower than stated. The annualized operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.    The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3     The companies included in the Standard & Poor’s 500® Index and the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector.

4     A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS

FUND OVERVIEW

SELECTED AMERICAN SHARES, INC.

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	82.84%	Energy	20.95%	16.21%
Common Stock (Foreign)	14.40%	Insurance	13.97%	3.52%
Convertible Bonds	0.19%	Diversified Financials	13.91%	6.85%
Short Term Investments	2.61%	Information Technology	9.30%	16.43%
Other Assets & Liabilities	(0.04)%	Food & Staples Retailing	6.91%	2.76%
	100.00%	Food, Beverage & Tobacco	6.01%	5.57%
		Media	5.62%	2.85%
		Materials	4.18%	3.90%
		Health Care	3.45%	11.91%
		Banks	2.62%	2.66%
		Other	2.54%	9.93%
		Transportation	2.46%	2.12%
		Capital Goods	2.39%	8.51%
		Retailing	2.13%	2.54%
		Household & Personal Products	1.42%	2.45%
		Automobiles & Components	1.11%	0.42%
		Consumer Services	1.03%	1.37%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.00%
ConocoPhillips	Energy	4.58%
Occidental Petroleum Corp.	Energy	4.10%
Devon Energy Corp.	Energy	4.01%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.79%
EOG Resources, Inc.	Energy	3.74%
American Express Co.	Consumer Finance	3.21%
JPMorgan Chase & Co.	Diversified Financial Services	3.08%
Loews Corp.	Multi-Line Insurance	2.47%
Philip Morris International Inc.	Food, Beverage & Tobacco	2.44%

SELECTED FUNDS

FUND OVERVIEW

SELECTED SPECIAL SHARES, INC.

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	75.68%	Information Technology	19.72%	16.59%
Common Stock (Foreign)	19.34%	Media	12.75%	2.85%
Convertible Bonds	1.13%	Retailing	8.60%	2.70%
Short Term Investments	3.84%	Health Care	8.19%	11.74%
Other Assets & Liabilities	0.01%	Insurance	7.91%	3.44%
	100.00%	Consumer Durables & Apparel	7.71%	1.12%
		Energy	7.50%	15.23%
		Diversified Financials	7.13%	6.02%
		Capital Goods	5.47%	8.99%
		Materials	3.57%	4.52%
		Other	3.41%	17.68%
		Telecommunication Services	2.66%	3.04%
		Consumer Services	2.45%	1.72%
		Real Estate	1.55%	2.10%
		Food & Staples Retailing	1.38%	2.26%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Google Inc., Class A	Software & Services	5.56%
Garmin Ltd.	Consumer Durables & Apparel	3.84%
Tiffany & Co.	Retailing	3.78%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	3.62%
Transocean Inc.	Energy	3.45%
Grupo Televisa S.A., ADR	Media	3.36%
Markel Corp.	Property & Casualty Insurance	3.27%
Comcast Corp., Special Class A	Media	3.18%
Microsoft Corp.	Software & Services	2.94%
Hunter Douglas NV	Consumer Durables & Apparel	2.67%

SELECTED FUNDS

FUND OVERVIEW

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

At June 30, 2008 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Federal Home Loan Bank	43.96%	0-30 Days	53.51%
Repurchase Agreements	27.99%	31-90 Days	18.67%
Fannie Mae	11.79%	91-180 Days	17.96%
Federal Farm Credit Bank	7.89%	181-391 Days	9.86%
Freddie Mac	6.07%		100.00%
Mortgages	1.97%
Other Assets & Liabilities	0.33%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/08)	(06/30/08)	(01/01/08-06/30/08)
Selected American Shares
Class S
Actual	$1,000.00	$887.81	$4.22
Hypothetical	$1,000.00	$1,020.39	$4.52
Class D
Actual	$1,000.00	$889.10	$2.68
Hypothetical	$1,000.00	$1,022.03	$2.87
Selected Special Shares
Class S
Actual	$1,000.00	$830.90	$5.42
Hypothetical	$1,000.00	$1,018.95	$5.97
Class D
Actual	$1,000.00	$831.71	$3.78
Hypothetical	$1,000.00	$1,020.74	$4.17
Selected Daily Government Fund
Class S
Actual	$1,000.00	$1,012.69	$3.75
Hypothetical	$1,000.00	$1,021.13	$3.77
Class D
Actual	$1,000.00	$1,014.49	$1.95
Hypothetical	$1,000.00	$1,022.92	$1.96

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See page 11 for a description of the “Expense Example”. The annualized operating expense ratios for the six-month period ended June 30, 2008 are as follows:

Annualized Expense Ratio**
Selected American Shares
Class S	0.90%
Class D	0.57%
Selected Special Shares
Class S	1.19%
Class D	0.83%
Selected Daily Government Fund
Class S	0.75%
Class D	0.39%

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

SELECTED FUNDS

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Funds’ Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/08 to 06/30/08.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (97.24%)
CONSUMER DISCRETIONARY - (9.99%)
Automobiles & Components – (1.08%)
3,321,500	Harley-Davidson, Inc.	$120,437,590

Consumer Durables & Apparel – (0.36%)
456,000	Garmin Ltd.	19,530,480
328,596	Hunter Douglas NV (Netherlands)	19,835,518

		39,365,998

Consumer Services – (1.00%)
5,211,000	H&R Block, Inc.	111,515,400

Media – (5.48%)
14,172,000	Comcast Corp., Special Class A	265,866,720
5,179,000	Grupo Televisa S.A., ADR (Mexico)	122,327,980
346,450	Liberty Media Corp. - Capital, Series A *	4,981,951
1,385,800	Liberty Media Corp. - Entertainment, Series A *	33,522,502
9,362,500	News Corp., Class A	140,812,000
205,821	Virgin Media Inc.	2,803,282
4,179,600	WPP Group PLC (United Kingdom)	40,314,459

		610,628,894

Retailing – (2.07%)
453,000	Amazon.com, Inc. *	33,186,780
2,630,000	Bed Bath & Beyond Inc. *	73,903,000
3,631,000	CarMax, Inc. *	51,523,890
1,732,250	Liberty Media Corp. - Interactive, Series A *	25,550,688
1,856,000	Lowe's Cos, Inc.	38,512,000
112,000	Sears Holdings Corp. *	8,249,920

		230,926,278

	TOTAL CONSUMER DISCRETIONARY	1,112,874,160

CONSUMER STAPLES - (13.96%)
Food & Staples Retailing – (6.73%)
7,941,900	Costco Wholesale Corp.	557,362,542
4,397,945	CVS Caremark Corp.	174,026,683
778,000	Whole Foods Market, Inc.	18,391,920

		749,781,145

Food, Beverage & Tobacco – (5.85%)
5,512,500	Altria Group, Inc.	113,337,000
7,980,437	Diageo PLC (United Kingdom)	146,877,453
2,232,650	Heineken Holding NV (Netherlands)	102,432,875

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
CONSUMER STAPLES - (CONTINUED)
Food, Beverage & Tobacco – (Continued)
517,300	Hershey Co.	$16,957,094
5,512,500	Philip Morris International Inc.	272,262,375

		651,866,797

Household & Personal Products – (1.38%)
919,333	Avon Products, Inc.	33,114,375
1,987,000	Procter & Gamble Co.	120,829,470

		153,943,845

	TOTAL CONSUMER STAPLES	1,555,591,787

ENERGY - (20.41%)
2,191,400	Canadian Natural Resources Ltd. (Canada)	219,687,850
41,208,200	China Coal Energy Co. - H (China)	72,086,934
5,404,460	ConocoPhillips	510,126,980
3,720,842	Devon Energy Corp.	447,096,375
3,176,200	EOG Resources, Inc.	416,717,440
5,081,600	Occidental Petroleum Corp.	456,632,576
31,700	OGX Petroleo e Gas Participacoes S.A. * (Brazil)	25,113,218
831,124	Transocean Inc. *	126,654,986

	TOTAL ENERGY	2,274,116,359

FINANCIALS - (30.09%)
Banks – (2.55%)
	Commercial Banks – (2.55%)
804,583	Toronto-Dominion Bank (Canada)	50,101,384
3,825,174	Wachovia Corp.	59,404,952
7,372,120	Wells Fargo & Co.	175,087,850

		284,594,186

Diversified Financials – (13.55%)
	Capital Markets – (5.93%)
1,662,707	Ameriprise Financial, Inc.	67,622,294
3,599,600	Bank of New York Mellon Corp.	136,172,868
1,796,300	Brookfield Asset Management Inc., Class A (Canada)	58,451,602
712,500	E*TRADE Financial Corp. *	2,223,000
1,961,410	Julius Baer Holding, Ltd. AG (Switzerland)	132,482,297
7,263,200	Merrill Lynch & Co., Inc.	230,316,072
346,621	Morgan Stanley	12,502,619

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Diversified Financials – (Continued)
	Capital Markets – (Continued)
330,000	State Street Corp.	$21,116,700

		660,887,452

	Consumer Finance – (3.27%)
9,485,800	American Express Co.	357,330,086
518,932	Discover Financial Services	6,834,334

		364,164,420

	Diversified Financial Services – (4.35%)
2,352,095	Citigroup Inc.	39,421,112
10,010,740	JPMorgan Chase & Co.	343,468,490
2,265,600	Moody's Corp.	78,027,264
289,500	Visa Inc., Class A *	23,539,245

		484,456,111

		1,509,507,983

Insurance – (13.61%)
	Insurance Brokers – (0.71%)
1,718,700	Aon Corp.	78,957,078

	Life & Health Insurance – (0.39%)
658,000	Principal Financial Group, Inc.	27,616,260
400,000	Sun Life Financial Inc. (Canada)	16,380,000

		43,996,260

	Multi-line Insurance – (4.60%)
8,941,925	American International Group, Inc.	236,603,335
5,874,000	Loews Corp.	275,490,600

		512,093,935

	Property & Casualty Insurance – (7.04%)
1,774,669	Ambac Financial Group, Inc.	2,378,057
3,497	Berkshire Hathaway Inc., Class A *	422,262,750
6,366	Berkshire Hathaway Inc., Class B *	25,540,392
21,700	Markel Corp. *	7,963,900
884,000	MBIA Inc. *	3,880,760
6,850,800	NIPPONKOA Insurance Co., Ltd. (Japan)	59,420,698
10,212,800	Progressive Corp. (Ohio)	191,183,616

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
1,853,000	Tokio Marine Holdings, Inc. (formerly Millea Holdings, Inc.) (Japan)	$72,245,797

		784,875,970

	Reinsurance – (0.87%)
1,707,287	Transatlantic Holdings, Inc.	96,410,497

		1,516,333,740

Real Estate – (0.38%)
9,546,000	Hang Lung Group Ltd. (Hong Kong)	42,421,225

	TOTAL FINANCIALS	3,352,857,134

HEALTH CARE - (3.36%)
Health Care Equipment & Services – (2.92%)
1,610,000	Cardinal Health, Inc.	83,043,800
2,027,783	Covidien Ltd.	97,110,528
1,230,000	Express Scripts, Inc. *	77,157,900
2,610,000	UnitedHealth Group Inc.	68,512,500

		325,824,728

Pharmaceuticals, Biotechnology & Life Sciences – (0.44%)
756,000	Johnson & Johnson	48,641,040

	TOTAL HEALTH CARE	374,465,768

INDUSTRIALS - (5.71%)
Capital Goods – (2.33%)
4,814,500	General Electric Co.	128,499,005
450,300	Siemens AG, Registered (Germany)	49,996,939
2,027,783	Tyco International Ltd.	81,192,432

		259,688,376

Commercial Services & Supplies – (0.98%)
1,241,000	D&B Corp.	108,761,240

Transportation – (2.40%)
1,311,300	Asciano Group (Australia)	4,362,058
22,173,645	China Merchants Holdings International Co., Ltd. (China)	85,739,895
16,300,000	China Shipping Development Co. Ltd. - H (China)	48,917,246
13,859,500	Cosco Pacific Ltd. (China)	22,716,267
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	49,582,855
1,821,793	Toll Holdings Ltd. (Australia)	10,513,696

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
INDUSTRIALS - (CONTINUED)
Transportation – (Continued)
740,500	United Parcel Service, Inc., Class B	$45,518,535

		267,350,552

	TOTAL INDUSTRIALS	635,800,168

INFORMATION TECHNOLOGY - (9.06%)
Semiconductors & Semiconductor Equipment – (0.95%)
3,750,300	Texas Instruments Inc.	105,608,448

Software & Services – (4.27%)
1,012,000	eBay Inc. *	27,637,720
125,000	Google Inc., Class A *	65,825,000
5,363,250	Iron Mountain Inc. *	142,394,287
8,718,000	Microsoft Corp.	240,006,540

		475,863,547

Technology Hardware & Equipment – (3.84%)
3,474,300	Agilent Technologies, Inc. *	123,476,622
2,491,000	Cisco Systems, Inc. *	57,940,660
4,205,000	Dell Inc. *	92,047,450
1,850,000	Hewlett-Packard Co.	81,788,500
2,027,783	Tyco Electronics Ltd.	72,635,187

		427,888,419

	TOTAL INFORMATION TECHNOLOGY	1,009,360,414

MATERIALS - (4.07%)
1,339,500	BHP Billiton PLC (United Kingdom)	51,227,178
930,600	Martin Marietta Materials, Inc.	96,400,854
477,500	Rio Tinto PLC (United Kingdom)	57,152,084
7,883,400	Sealed Air Corp.	149,863,434
2,510,400	Sino-Forest Corp. * (Canada)	43,969,544
924,100	Vulcan Materials Co.	55,242,698

	TOTAL MATERIALS	453,855,792

TELECOMMUNICATION SERVICES - (0.59%)
6,853,000	Sprint Nextel Corp. *	65,103,500

	TOTAL TELECOMMUNICATION SERVICES	65,103,500

	TOTAL COMMON STOCK – (Identified cost $7,741,587,227)	10,834,025,082

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (0.19%)
TELECOMMUNICATION SERVICES - (0.19%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	$20,856,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $19,200,000)	20,856,000

SHORT TERM INVESTMENTS - (2.61%)
COMMERCIAL PAPER - (0.14%)
15,500,000	Rabobank USA Financial Corp., 2.29%, 07/01/08	15,500,000

	TOTAL COMMERCIAL PAPER	15,500,000

REPURCHASE AGREEMENTS - (2.47%)
94,018,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $94,025,313
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $95,898,360)	94,018,000
94,018,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $94,024,398
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $95,898,360)	94,018,000
25,072,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $25,073,532
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $25,573,440)	25,072,000
62,333,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $62,337,502
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $63,579,660)	62,333,000

	TOTAL REPURCHASE AGREEMENTS	275,441,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $290,941,000)	290,941,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

	Total Investments - (100.04%) – (identified cost $8,051,728,227) - (a)	$11,145,822,082
	Liabilities Less Other Assets - (0.04%)	(4,819,303)

	Net Assets - (100.00%)	$11,141,002,779

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for Federal Income Tax purposes is $8,055,928,644. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$3,882,736,716
	Unrealized depreciation	(792,843,278)

	Net unrealized appreciation	$3,089,893,438

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (95.02%)
CONSUMER DISCRETIONARY - (31.48%)
Automobiles & Components – (1.17%)
18,000	Johnson Controls, Inc.	$516,240
15,576	WABCO Holdings Inc.	723,661

		1,239,901

Consumer Durables & Apparel – (7.42%)
17,200	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	958,034
94,500	Garmin Ltd.	4,047,435
46,695	Hunter Douglas NV (Netherlands)	2,818,718

		7,824,187

Consumer Services – (2.36%)
37,930	H&R Block, Inc.	811,702
47,800	Yum! Brands, Inc.	1,677,302

		2,489,004

Media – (12.26%)
179,100	Comcast Corp., Special Class A	3,359,916
149,900	Grupo Televisa S.A., ADR (Mexico)	3,540,638
18,200	Lagardere S.C.A. (France)	1,036,452
25,500	Liberty Media Corp. - Entertainment, Series A *	617,865
76,400	News Corp., Class A	1,149,056
21,402	Virgin Media Inc.	291,495
35,500	Walt Disney Co.	1,107,600
38,300	WPP Group PLC, ADR (United Kingdom)	1,831,889

		12,934,911

Retailing – (8.27%)
127,460	CarMax, Inc. *	1,808,658
40,300	Liberty Media Corp. - Interactive, Series A *	594,425
89,460	Netflix Inc. *	2,327,749
97,900	Tiffany & Co.	3,989,425

		8,720,257

	TOTAL CONSUMER DISCRETIONARY	33,208,260

CONSUMER STAPLES - (2.19%)
Food & Staples Retailing – (1.33%)
12,700	Costco Wholesale Corp.	891,286

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
CONSUMER STAPLES - (CONTINUED)
Food & Staples Retailing – (Continued)
21,700	Whole Foods Market, Inc.	$512,988

		1,404,274

Food, Beverage & Tobacco – (0.86%)
19,665	Heineken Holding NV (Netherlands)	902,220

	TOTAL CONSUMER STAPLES	2,306,494

ENERGY - (7.22%)
9,100	Devon Energy Corp.	1,093,456
9,200	Occidental Petroleum Corp.	826,712
27,600	Tenaris S.A., ADR (Argentina)	2,056,200
23,871	Transocean Inc. *	3,637,702

	TOTAL ENERGY	7,614,070

FINANCIALS - (15.95%)
Diversified Financials – (6.86%)
Capital Markets – (2.82%)
135,272	E*TRADE Financial Corp. *	422,049
9,730	Julius Baer Holding, Ltd. AG (Switzerland)	657,207
16,480	Legg Mason, Inc.	718,033
37,100	Merrill Lynch & Co., Inc.	1,176,441

		2,973,730

Consumer Finance – (0.89%)
71,630	Discover Financial Services	943,367

Diversified Financial Services – (3.15%)
1,270	Nymex Holdings Inc.	107,290
30,200	Oaktree Capital Group LLC, Class A (a)	845,600
21,213	Pargesa Holdings S.A., Bearer Shares (Switzerland)	2,365,191

		3,318,081

		7,235,178

Insurance – (7.60%)
	Insurance Brokers – (0.58%)
34,980	Brown & Brown, Inc.	608,302

	Life & Health Insurance – (1.66%)
12,600	Aflac, Inc.	791,280
31,400	Power Corp. of Canada (Canada)	961,369

		1,752,649

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (3.50%)
121,163	Ambac Financial Group, Inc.	$162,359
9,405	Markel Corp. *	3,451,635
18,800	MBIA Inc. *	82,532

		3,696,526

	Reinsurance – (1.86%)
6,350	Everest Re Group, Ltd.	506,159
6,460	RenaissanceRe Holdings Ltd.	288,568
20,688	Transatlantic Holdings, Inc.	1,168,251

		1,962,978

		8,020,455

Real Estate – (1.49%)
68,895	Redwood Trust, Inc.	1,570,117

	TOTAL FINANCIALS	16,825,750

HEALTH CARE - (7.87%)
Health Care Equipment & Services – (3.14%)
12,400	Cardinal Health, Inc.	639,592
28,100	IDEXX Laboratories, Inc. *	1,369,594
49,700	UnitedHealth Group Inc.	1,304,625

		3,313,811

Pharmaceuticals, Biotechnology & Life Sciences – (4.73%)
59,300	Johnson & Johnson	3,815,362
59,900	Schering-Plough Corp.	1,179,431

		4,994,793

	TOTAL HEALTH CARE	8,308,604

INDUSTRIALS - (6.50%)
Capital Goods – (5.26%)
180,808	Blount International, Inc. *	2,099,181
10,502	Franklin Electric Co., Inc.	407,268
5,347	Ingersoll-Rand Co. Ltd., Class A	200,138
24,800	Shaw Group Inc. *	1,532,392
11,800	Siemens AG, Registered (Germany)	1,310,157

		5,549,136

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
INDUSTRIALS - (CONTINUED)
Commercial Services & Supplies – (0.45%)
5,400	D&B Corp.	$473,256

Transportation – (0.79%)
118,300	Clark Holdings, Inc. *	289,835
5,790	Kuehne & Nagel International AG, Registered (Switzerland)	550,065

		839,900

	TOTAL INDUSTRIALS	6,862,292

INFORMATION TECHNOLOGY - (18.96%)
Semiconductors & Semiconductor Equipment – (2.59%)
97,200	Texas Instruments Inc.	2,737,152

Software & Services – (11.05%)
160,393	Convera Corp., Class A *	224,550
11,130	Google Inc., Class A *	5,861,058
54,500	Iron Mountain Inc. *	1,446,975
112,650	Microsoft Corp.	3,101,255
49,300	Yahoo! Inc. *	1,018,538

		11,652,376

Technology Hardware & Equipment – (5.32%)
76,300	Agilent Technologies, Inc. *	2,711,702
35,200	Cisco Systems, Inc. *	818,752
95,100	Dell Inc. *	2,081,739

		5,612,193

	TOTAL INFORMATION TECHNOLOGY	20,001,721

MATERIALS - (3.43%)
12,200	Sealed Air Corp.	231,922
36,680	Sigma-Aldrich Corp.	1,974,118
80,600	Sino-Forest Corp. * (Canada)	1,411,705

	TOTAL MATERIALS	3,617,745

TELECOMMUNICATION SERVICES - (1.42%)
16,280	American Tower Corp., Class A *	687,830
85,650	Sprint Nextel Corp. *	813,675

	TOTAL TELECOMMUNICATION SERVICES	1,501,505

	TOTAL COMMON STOCK – (Identified cost $96,032,946)	100,246,441

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (1.13%)
TELECOMMUNICATION SERVICES - (1.13%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	$1,194,875

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	1,194,875

SHORT TERM INVESTMENTS – (3.84%)
1,382,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $1,382,107
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $1,409,640)	1,382,000
1,382,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $1,382,094
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $1,409,640)	1,382,000
369,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $369,023
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $376,380)	369,000
917,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $917,066
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $935,340)	917,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $4,050,000)	4,050,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. - (Continued)

June 30, 2008 (Unaudited)

	Total Investments - (99.99%) – (identified cost $101,182,946) - (b)	$105,491,316
	Other Assets Less Liabilities - (0.01%)	13,551

	Net Assets - (100.00%)	$105,504,867

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security - See Note 9 of the Notes to Financial Statements.
(b)	Aggregate cost for Federal Income Tax purposes is $102,437,049. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$20,011,003
	Unrealized depreciation	(16,956,736)

	Net unrealized appreciation	$3,054,267

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST -

Selected Daily Government FUND

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
FANNIE MAE - (11.79%)
$1,300,000	3.10%, 07/02/08	$1,300,028
200,000	3.10%, 07/21/08	199,796
190,000	3.21%, 07/23/08	189,799
3,870,000	5.00%, 07/25/08	3,871,889
225,000	3.30%, 07/29/08	225,180
2,200,000	5.125%, 09/02/08	2,209,093
500,000	3.75%, 09/15/08	501,474
2,000,000	5.00%, 09/15/08	2,009,789
160,000	4.50%, 10/15/08	160,880
750,000	3.20%, 11/28/08	751,095
1,330,000	3.375%, 12/15/08	1,335,517
500,000	4.00%, 01/26/09	504,344
600,000	3.85%, 04/14/09	607,076

	TOTAL FANNIE MAE – (Identified cost $13,865,960)	13,865,960

FEDERAL FARM CREDIT BANK - (7.89%)
700,000	3.50%, 08/25/08	701,138
100,000	4.25%, 10/10/08	100,448
1,000,000	3.70%, 12/17/08	1,006,629
5,000,000	2.71%, 01/02/09 (a)	5,000,000
500,000	3.875%, 01/12/09	504,352
2,000,000	2.56%, 04/06/09 (b)	1,960,320

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $9,272,887)	9,272,887

FEDERAL HOME LOAN BANK - (43.96%)
5,000,000	2.11%, 07/02/08 (b)	4,999,707
2,000,000	2.85%, 07/07/08	2,000,000
500,000	5.125%, 07/30/08	500,324
1,000,000	5.125%, 07/30/08	1,000,289
695,000	5.125%, 08/08/08	696,776
500,000	3.35%, 08/12/08	500,536
2,000,000	5.25%, 08/14/08	2,002,391
1,025,000	4.885%, 08/20/08	1,028,679
160,000	4.50%, 09/08/08	160,720
390,000	5.70%, 09/10/08	392,697
1,000,000	2.45%, 09/11/08	1,000,567
2,095,000	4.625%, 09/12/08	2,102,288

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST -

Selected Daily Government FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
FEDERAL HOME LOAN BANK - (CONTINUED)
$605,000	5.00%, 09/12/08	$608,369
150,000	5.42%, 09/23/08	151,137
525,000	4.25%, 09/26/08	527,425
250,000	5.085%, 10/07/08	251,565
1,425,000	4.50%, 10/14/08	1,426,094
2,000,000	2.559%, 10/16/08 (a)	2,000,048
300,000	3.25%, 10/21/08	300,631
2,000,000	4.625%, 10/24/08	2,012,524
2,000,000	4.75%, 10/27/08	2,014,132
2,000,000	2.565%, 11/07/08	2,002,853
500,000	4.00%, 11/12/08	503,432
1,550,000	3.625%, 11/14/08	1,555,876
740,000	5.25%, 11/14/08	745,205
400,000	4.35%, 11/19/08	403,266
100,000	4.875%, 11/19/08	100,572
700,000	5.545%, 11/25/08	707,546
1,500,000	2.452%, 12/01/08 (a)	1,499,972
500,000	3.01%, 12/11/08	501,693
970,000	4.75%, 12/12/08	980,434
500,000	4.00%, 12/16/08	504,005
150,000	4.375%, 12/19/08	151,487
1,750,000	4.05%, 12/23/08	1,764,748
45,000	4.27%, 12/23/08	45,365
5,000,000	2.75%, 01/23/09 (a)	5,004,339
1,000,000	2.60%, 01/28/09	1,000,000
1,000,000	2.76%, 02/12/09	1,000,000
900,000	5.75%, 02/13/09	918,590
3,000,000	2.68%, 03/20/09 (a)	3,000,000
1,000,000	2.27%, 04/03/09 (a)	1,000,000
1,000,000	2.76%, 04/08/09 (a)	1,000,000
600,000	3.75%, 04/27/09	605,230
1,000,000	4.25%, 05/15/09	1,015,035

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $51,686,547)	51,686,547

FREDDIE MAC - (6.07%)
241,000	5.00%, 07/23/08	241,393
1,200,000	3.15%, 07/29/08	1,200,532
1,020,000	4.50%, 08/04/08	1,021,877

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST -

Selected Daily Government FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
FREDDIE MAC - (Continued)
$1,003,000	3.64%, 08/12/08	$1,004,471
180,000	3.625%, 09/15/08	180,423
430,000	4.70%, 10/06/08	432,797
120,000	5.125%, 10/15/08	120,874
500,000	3.94%, 11/20/08	503,250
1,400,000	4.10%, 01/14/09	1,404,562
100,000	5.75%, 03/15/09	102,187
250,000	3.50%, 04/06/09	252,146
675,000	3.375%, 04/15/09	677,552

	TOTAL FREDDIE MAC – (Identified cost $7,142,064)	7,142,064

MORTGAGES - (1.97%)
COLLATERALIZED MORTGAGE OBLIGATIONS - (0.05%)
20,945	Fannie Mae 6.50%, 10/25/08	20,944
44,094	Fannie Mae 6.00%, 11/25/08	44,134

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	65,078

FREDDIE MAC POOLS - (1.92%)
68,113	4.00%, 07/01/08, Pool No. M90826	68,113
134,755	4.00%, 08/01/08, Pool No. M90831	134,608
448,319	6.00%, 09/01/08, Pool No. M80700	450,257
291,110	3.50%, 10/01/08, Pool No. M90850	290,876
303,691	3.50%, 12/01/08, Pool No. M90866	303,912
312,024	4.50%, 01/01/09, Pool No. M90893	313,504
185,288	5.00%, 01/01/09, Pool No. M80718	186,466
195,450	5.50%, 02/01/09, Pool No. M80720	197,253
306,053	4.00%, 06/01/09, Pool No. M90924	307,799

	TOTAL FREDDIE MAC POOLS	2,252,788

	TOTAL MORTGAGES – (Identified cost $2,317,866)	2,317,866

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST -

Selected Daily Government FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
REPURCHASE AGREEMENTS – (27.99%)
$11,235,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $11,235,874
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $11,459,700)	$11,235,000
11,235,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $11,235,765
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $11,459,700)	11,235,000
2,996,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $2,996,183
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $3,055,920)	2,996,000
7,448,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $7,448,538
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $7,596,960)	7,448,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $32,914,000)	32,914,000

	Total Investments - (99.67%) – (identified cost $117,199,324) (c)	117,199,324
	Other Assets Less Liabilities - (0.33%)	384,528

	Net Assets - (100.00%)	$117,583,852

(a)

The interest rates on floating rate securities, shown as of June 30, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect effective yield on the date of purchase.
(c)	Aggregate cost for Federal Income Tax purposes is $117,199,324.

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2008 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$11,145,822,082	$105,491,316	$117,199,324
Cash	4,094,219	2,465	4,726
Cash - foreign currencies**	450,010	18,516	–
Receivables:
Capital stock sold	12,700,077	26,511	16,637
Dividends and interest	12,334,039	188,712	761,357
Investment securities sold	414,621	805,116	–
Prepaid expenses	179,439	2,989	2,333
Due from advisor	–	–	1,100
Total assets	11,175,994,487	106,535,625	117,985,477
LIABILITIES:
Payables:
Investment securities purchased	16,682,616	852,943	202,911
Capital stock redeemed	9,685,144	66,597	26,560
Distributions payable	–	–	106,692
Accrued management fees	5,431,894	69,618	30,717
Accrued distribution service fees (Note 3)	1,557,868	7,571	1,069
Other accrued expenses	1,634,186	34,029	33,676
Total liabilities	34,991,708	1,030,758	401,625
NET ASSETS	$11,141,002,779	$105,504,867	$117,583,852
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$328,094,314	$2,578,400	$11,758,385
Additional paid-in capital	7,705,365,099	100,183,527	105,825,467
Undistributed net investment income (loss)	50,966,089	(627,557)	–
Accumulated net realized losses from investments and foreign currency transactions	(37,538,315)	(941,438)	–
Net unrealized appreciation on investments and foreign currency transactions	3,094,115,592	4,311,935	–
Net Assets	$11,141,002,779	$105,504,867	$117,583,852

*Including:
Cost of investments	$8,051,728,227	$101,182,946	$117,199,324
Cost and market value of repurchase agreements (if greater than 10% of assets)	–	–	32,914,000
**Cost of cash - foreign currencies	447,859	18,535	–

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)

At June 30, 2008 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$6,714,340,566	$29,648,486	$4,898,870
Shares outstanding	158,295,314	2,902,120	4,898,870
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$42.42	$10.22	$1.00
CLASS D SHARES:
Net assets	$4,426,662,213	$75,856,381	$112,684,982
Shares outstanding	104,180,137	7,411,478	112,684,982
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$42.49	$10.23	$1.00

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2008 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$95,743,856	$812,232	$–
Interest	3,025,844	105,875	1,905,744
Net lending fees	17,184	–	–
Total income	98,786,884	918,107	1,905,744

Expenses:
Management fees (Note 2)	30,752,990	402,888	174,070
Custodian fees	627,670	17,891	10,199
Transfer agent fees:
Class S	3,240,613	25,216	7,112
Class D	474,219	13,950	4,450
Audit fees	30,600	10,200	8,400
Legal fees	57,346	3,600	3,628
Reports to shareholders	494,992	5,000	3,011
Directors’ fees and expenses	298,942	3,138	2,880
Registration and filing fees	65,222	16,500	16,552
Miscellaneous	141,138	7,495	4,378
Payments under distribution plan (Note 3):
Class S	8,806,166	43,467	6,115
Total expenses	44,989,898	549,345	240,795
Expenses paid indirectly (Note 6)	(2,185)	(479)	(14)
Reimbursement of expenses by adviser (Note 2)	–	–	(4,250)
Net expenses	44,987,713	548,866	236,531
Net investment income	53,799,171	369,241	1,669,213

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	66,177,475	326,889	–
Foreign currency transactions	(489,632)	(1,716)	–
Net decrease in unrealized appreciation	(1,536,127,854)	(23,150,657)	–
Net realized and unrealized loss on investments and foreign currency	(1,470,440,011)	(22,825,484)	–
Net increase (decrease) in net assets resulting from operations	$(1,416,640,840)	$(22,456,243)	$1,669,213

*Net of foreign taxes withheld as follows	$1,480,837	$50,227	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 (Unaudited)

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
OPERATIONS:
Net investment income	$53,799,171	$369,241	$1,669,213
Net realized gain from investments and foreign currency transactions	65,687,843	325,173	–
Net decrease in unrealized appreciation on investments and foreign currency transactions	(1,536,127,854)	(23,150,657)	–
Net increase (decrease) in net assets resulting from operations	(1,416,640,840)	(22,456,243)	1,669,213

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(62,111)
Class D	–	–	(1,607,102)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(29,435,302)	(5,782,401)	22,960
Class D	(34,584,907)	(2,915,029)	2,498,649

Total increase (decrease) in net assets	(1,480,661,049)	(31,153,673)	2,521,609

NET ASSETS:
Beginning of period	12,621,663,828	136,658,540	115,062,243
End of period*	$11,141,002,779	$105,504,867	$117,583,852

*Including undistributed net investment income (loss) of	$50,966,089	$(627,557)	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2007

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
OPERATIONS:
Net investment income	$142,810,592	$307,497	$5,317,055
Net realized gain from investments and foreign currency transactions	344,081,842	12,698,029	–
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	114,688,416	(13,973,179)	–
Net increase (decrease) in net assets resulting from operations	601,580,850	(967,653)	5,317,055

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(77,900,811)	(31,093)	(232,293)
Class D	(65,056,495)	(429,931)	(5,084,762)
Realized gains from investment transactions:
Class S	–	(4,661,736)	–
Class D	–	(10,363,282)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(195,201,856)	(7,953,039)	(1,040,098)
Class D	442,005,167	11,397,530	6,533,082

Total increase (decrease) in net assets	705,426,855	(13,009,204)	5,492,984

NET ASSETS:
Beginning of year	11,916,236,973	149,667,744	109,569,259
End of year*	$12,621,663,828	$136,658,540	$115,062,243

*Including overdistributed net investment income of	$(2,833,082)	$(996,798)	$–

See Notes to Financial Statements

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and the Selected Capital Preservation Trust (an Ohio corporation) (“Trust”). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

A. VALUATION OF SECURITIES – (CONTINUED)

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
Valuation inputs
Level 1 – Quoted prices	$10,834,025,082	$99,400,841	$–
Level 2 – Other Significant Observable Inputs	311,797,000	6,090,475	117,199,324
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$11,145,822,082	$105,491,316	$117,199,324

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

B.   MASTER REPURCHASE AGREEMENTS – The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY – The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

E. FEDERAL INCOME TAXES – It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. At June 30, 2008, Selected American Shares had approximately $79,000 of post October 2007 foreign currency losses which were deferred. At June 30, 2008, Selected Special Shares had post October 2007 losses of approximately $807,000 available to offset future capital gains, if any, which expire in 2016. At June 30, 2008, Selected American Shares had available for federal income tax purposes unused capital loss carryforwards as follows:

SELECTED AMERICAN SHARES
Expiring:
12/31/2012	$29,605,000
12/31/2013	69,420,000
Total	$99,025,000

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION – Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

I.   DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

J.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and redesignation of distributions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The annual rate for Selected Special Shares is 0.70% on the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the six months ended June 30, 2008, approximated 0.53% and 0.69% of average net assets for Selected American Shares and Selected Special Shares, respectively. The annual rate for the Selected Daily Government Fund is 0.30% of average net assets.

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2008 was $88,623, $3,992 and $1,058 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.75% for Class S shares. During the six months ended June 30, 2008, such reimbursements amounted to $4,250. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 3 - DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. For the six months ended June 30, 2008, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $8,806,166, $43,467, and $6,115, respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2008 were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Cost of purchases	$1,014,019,386	$17,279,097
Proceeds of sales	$1,175,826,572	$29,797,774

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2008, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At June 30, 2008, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At June 30, 2008, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

CLASS S	Six months ended June 30, 2008 (Unaudited)
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	17,566,028	87,188	1,288,389
Shares issued in reinvestment of distributions	–	–	60,379
	17,566,028	87,188	1,348,768
Shares redeemed	(18,367,687)	(613,466)	(1,325,808)
Net increase (decrease)	(801,659)	(526,278)	22,960

Proceeds from shares sold	$792,155,634	$956,602	$1,288,389
Proceeds from shares issued in reinvestment of distributions	–	–	60,379
	792,155,634	956,602	1,348,768
Cost of shares redeemed	(821,590,936)	(6,739,003)	(1,325,808)
Net increase (decrease)	$(29,435,302)	$(5,782,401)	$22,960

CLASS S	Year ended December 31, 2007
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold	33,124,919	582,123	2,085,184
Shares issued in reinvestment of distributions	1,568,572	361,672	213,751
	34,693,491	943,795	2,298,935
Shares redeemed	(38,625,009)	(1,451,787)	(3,339,033)
Net decrease	(3,931,518)	(507,992)	(1,040,098)

Proceeds from shares sold	$1,581,496,343	$8,295,415	$2,085,184
Proceeds from shares issued in reinvestment of distributions	75,291,387	4,470,268	213,751
	1,656,787,730	12,765,683	2,298,935
Cost of shares redeemed	(1,851,989,586)	(20,718,722)	(3,339,033)
Net decrease	$(195,201,856)	$(7,953,039)	$(1,040,098)

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 5 - CAPITAL STOCK - (CONTINUED)

CLASS D	Six months ended June 30, 2008 (Unaudited)
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	7,630,464	116,058	3,967,788
Shares issued in reinvestment of distributions	–	–	1,693,418
	7,630,464	116,058	5,661,206
Shares redeemed	(8,496,529)	(382,857)	(3,162,557)
Net increase (decrease)	(866,065)	(266,799)	2,498,649

Proceeds from shares sold	$343,901,319	$1,278,001	$3,967,788
Proceeds from shares issued in reinvestment of distributions	–	–	1,693,418
	343,901,319	1,278,001	5,661,206
Cost of shares redeemed	(378,486,226)	(4,193,030)	(3,162,557)
Net increase (decrease)	$(34,584,907)	$(2,915,029)	$2,498,649

CLASS D	Year ended December 31, 2007
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold	17,162,498	607,975	8,024,258
Shares issued in reinvestment of distributions	1,198,605	839,842	5,084,102
	18,361,103	1,447,817	13,108,360
Shares redeemed	(8,979,476)	(541,032)	(6,575,278)
Net increase	9,381,627	906,785	6,533,082

Proceeds from shares sold	$817,082,583	$8,644,057	$8,024,258
Proceeds from shares issued in reinvestment of distributions	57,533,014	10,372,055	5,084,102
	874,615,597	19,016,112	13,108,360
Cost of shares redeemed	(432,610,430)	(7,618,582)	(6,575,278)
Net increase	$442,005,167	$11,397,530	$6,533,082

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, each Fund’s custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the six months ended June 30, 2008, such reductions amounted to $2,185, $479, and $14 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 7 - SECURITIES LOANED

Selected American Shares (the “Fund”) has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2008, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 – BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2008.

NOTE 9 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected Special Shares amounted to $845,600 or 0.80% of the Fund’s net assets as of June 30, 2008. Securities are as follows:

Valuation per
		Acquisition		Cost per	Share as of
Fund	Security	Date	Shares	Share	June 30, 2008

Selected Special	Oaktree Capital Group LLC,
Shares	Class A	05/21/07	30,200	$42.10	$28.00

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended 06/30/2008[8]	$47.78	0.18	[3]	$(5.54)	$(5.36)
Year ended 12/31/2007	46.06	0.49	[3]	1.72	2.21
Year ended 12/31/2006	40.24	0.30	[3]	5.81	6.11
Year ended 12/31/2005	36.87	0.31		3.34	3.65
Year ended 12/31/2004	33.17	0.26		3.71	3.97
Year ended 12/31/2003	25.51	0.22		7.65	7.87
Selected American Shares Class D:
Six months ended 06/30/2008[8]	47.79	0.25	[3]	(5.55)	(5.30)
Year ended 12/31/2007	46.07	0.63	[3]	1.73	2.36
Year ended 12/31/2006	40.23	0.45	[3]	5.81	6.26
Year ended 12/31/2005	36.86	0.41	[3]	3.35	3.76
Period from 05/03/2004[6] to 12/31/2004	34.12	0.18		2.91	3.09
Selected Special Shares Class S:
Six months ended 06/30/2008[8]	12.30	0.02	[3]	(2.10)	(2.08)
Year ended 12/31/2007	13.98	–	[3,5]	(0.17)	(0.17)
Year ended 12/31/2006	12.47	(0.03)	[3]	2.22	2.19
Year ended 12/31/2005	12.44	0.02		1.03	1.05
Year ended 12/31/2004	11.70	0.05		1.26	1.31
Year ended 12/31/2003	8.61	(0.04)		3.60	3.56
Selected Special Shares Class D:
Six months ended 06/30/2008[8]	12.30	0.04	[3]	(2.11)	(2.07)
Year ended 12/31/2007	13.98	0.05	[3]	(0.17)	(0.12)
Year ended 12/31/2006	12.46	0.02	[3]	2.23	2.25
Year ended 12/31/2005	12.42	0.05	[3]	1.04	1.09
Period from 05/03/2004[6] to 12/31/2004	11.97	0.05		1.00	1.05

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$–	$–	$–	$–	$–	$–	$42.42	(11.22)%	$6,714	0.90%[7]		0.90%[7]		0.79%[7]
(0.49)	–	–	–	–	(0.49)	47.78	4.79	7,602	0.90		0.88		1.01
(0.29)	–	–	–	–	(0.29)	46.06	15.19	7,509	0.90		0.90		0.72
(0.28)	–	–	–	–	(0.28)	40.24	9.90	7,978	0.90		0.90		0.81
(0.26)	–	–	–	(0.01)	(0.27)	36.87	11.97	6,660	0.92		0.92		0.76
(0.20)	–	–	–	(0.01)	(0.21)	33.17	30.90	5,978	0.94		0.93		0.80

–	–	–	–	–	–	42.49	(11.09)	4,427	0.58	[7]	0.57	[7]	1.12	[7]
(0.64)	–	–	–	–	(0.64)	47.79	5.11	5,020	0.57		0.57		1.32
(0.42)	–	–	–	–	(0.42)	46.07	15.59	4,407	0.58		0.58		1.04
(0.39)	–	–	–	–	(0.39)	40.23	10.19	1,675	0.61		0.60		1.11
(0.34)	–	–	–	(0.01)	(0.35)	36.86	9.08	681	0.65	[7]	0.65	[7]	1.10	[7]

–	–	–	–	–	–	10.22	(16.91)	30	1.19	[7]	1.19	[7]	0.37	[7]
(0.01)	(1.50)	–	–	–	(1.51)	12.30	(1.27)	42	1.17		1.17		(0.03)
(0.11)	(0.57)	–	–	–	(0.68)	13.98	17.74	55	1.16		1.16		(0.20)
(0.13)	(0.89)	–	–	–	(1.02)	12.47	8.45	68	1.16		1.12		0.11
(0.04)	(0.53)	–	–	–	(0.57)	12.44	11.34	91	1.17		1.17		0.37
–	(0.47)	–	–	–	(0.47)	11.70	41.40	96	1.21		1.21		(0.39)

–	–	–	–	–	–	10.23	(16.83)	76	0.83	[7]	0.83	[7]	0.73	[7]
(0.06)	(1.50)	–	–	–	(1.56)	12.30	(0.89)	94	0.81		0.81		0.33
(0.16)	(0.57)	–	–	–	(0.73)	13.98	18.19	95	0.83		0.83		0.13
(0.16)	(0.89)	–	–	–	(1.05)	12.46	8.83	55	0.87		0.86		0.37
(0.07)	(0.53)	–	–	–	(0.60)	12.42	8.91	20	0.91	[7]	0.91	[7]	0.86	[7]

SELECTED FUNDS

FINANCIAL HIGHLIGHTS – (CONTINUED)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended 06/30/2008[8]	$1.000	$0.013	$–	$0.013
Year ended 12/31/2007	1.000	0.044	–	0.044
Year ended 12/31/2006	1.000	0.043	–	0.043
Year ended 12/31/2005	1.000	0.025	–	0.025
Year ended 12/31/2004	1.000	0.007	–	0.007
Year ended 12/31/2003	1.000	0.005	–	0.005
Selected Daily Government Fund Class D:
Six months ended 06/30/2008[8]	1.000	0.014	–	0.014
Year ended 12/31/2007	1.000	0.048	–	0.048
Year ended 12/31/2006	1.000	0.045	–	0.045
Year ended 12/31/2005	1.000	0.027	–	0.027
Period from 05/03/2004[6] to 12/31/2004	1.000	0.007	–	0.007

Portfolio Turnover[2] (for all classes of shares)	Six months ended June 30,	Year ended December 31,
	2008[8]	2007	2006	2005	2004	2003
Selected American Shares	9%	8%	9%	4%	3%	8%
Selected Special Shares	15%	36%	41%	53%	30%	46%

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.013)	$–	$–	$–	$–	$(0.013)	$1.000	1.27%	$5	0.93%[7]		0.75%[7]		2.53%[7]
(0.044)	–	–	–	–	(0.044)	1.000	4.50	5	0.97		0.75		4.41
(0.043)	–	–	–	–	(0.043)	1.000	4.33	6	0.67		0.67		4.28
(0.025)	–	–	–	–	(0.025)	1.000	2.57	100	0.68		0.67		2.54
(0.007)	–	–	–	–	(0.007)	1.000	0.73	107	0.68		0.68		0.72
(0.005)	–	–	–	–	(0.005)	1.000	0.54	113	0.67		0.67		0.54

(0.014)	–	–	–	–	(0.014)	1.000	1.45	113	0.39	[7]	0.39	[7]	2.89	[7]
(0.048)	–	–	–	–	(0.048)	1.000	4.85	110	0.41		0.41		4.75
(0.045)	–	–	–	–	(0.045)	1.000	4.61	104	0.40		0.40		4.55
(0.027)	–	–	–	–	(0.027)	1.000	2.75	11	0.50		0.50		2.71
(0.007)	–	–	–	–	(0.007)	1.000	0.74	5	0.44	[7]	0.44	[7]	1.21	[7]

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.

[6]	Inception date of class.

[7]	Annualized.

[8]	Unaudited.

See Notes to Financial Statements

SELECTED FUNDS

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Selected Advisers” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Selected Advisers in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including the most recent investment performance data available), and their counsel provided guidance, prior to a separate contract review meeting held in April 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of each of the Funds and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Selected Advisers to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Selected Advisers is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Selected Advisers has attempted to have a meaningful, positive impact on investor behavior.

Davis Selected Advisers and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Selected Advisers’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Selected Advisers and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Selected Funds’ shareholders over time.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (CONTINUED)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Selected Advisers has consistently demonstrated an orientation in line with shareholders. Davis Selected Advisers and the Selected Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Selected Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Selected Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Selected Advisers to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Selected Advisers’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each of the Funds, profitability of the Funds to Davis Selected Advisers, the extent to which economies of scale might be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to the Funds and the costs incurred by Davis Selected Advisers in providing such services. The Independent Directors considered various potential benefits that Davis Selected Advisers may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers does not use client commissions to pay for publications that are available to the general public or for third-party research services.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (CONTINUED)

Selected American Shares

The Independent Directors noted that longer-term performance is the most relevant. Selected American Shares Class S out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group for the 1-year, 3-year, 5-year, and 10-year periods. Class D shares have been in existence for a shorter time period and out-performed its benchmark and exceeded the average performance of its peer group for the 1-year and 3-year periods.

The Independent Directors reviewed the rolling 5-year performance of Selected American Shares. Since 1993, when Davis Selected Advisers began managing the Fund, the Fund has beaten the Index in 8 out of 10 rolling 5-year periods ending in December of each year. The first rolling 5-year period began December 31, 1993 and ended December 31, 1998.

The Independent Directors considered the total expense ratio for Selected American Shares, noting that it is reasonable and lower than the expense ratios of its peer group. The Independent Directors considered the advisory fee schedule for Selected American Shares and noted that it is within the range and below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Selected American Shares shareholders and Davis Selected Advisers of such economies of scale as may exist in the management of the Fund at current asset levels.

Selected Special Shares

The Independent Directors noted that longer-term performance is the most relevant. Selected Special Shares Class S out-performed its benchmark, the Russell 3000® Index, over the 5-year and 10-year periods but under-performed the Index over the 1-year and 3-year periods. Selected Special Shares Class S exceeded the average performance of its peer group over the 5-year period and trailed over the 1-year, 3-year, and 10-year periods. Class D shares have been in existence for a shorter-time period and under-performed both its benchmark and the average performance of its peer group for the 1-year and 3-year periods.

Since 2001, when Davis Selected Advisers began actively managing Selected Special Shares, the Fund has beaten the Index in both of the rolling 5-year periods ending in December of each year. Davis Selected Advisers began managing Selected Special Shares on a daily basis on June 1, 2001. The first rolling 5-year period began December 31, 2001 and ended December 31, 2006.

The Independent Directors considered the total expense ratio for Selected Special Shares, noting that it is reasonable and lower than the expense ratios of its peer group. The Independent Directors considered the advisory fee schedule for Selected Special Shares and noted that it is within the range and below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Selected Special Shares shareholders and Davis Selected Advisers of such economies of scale as may exist in the management of the Fund at current asset levels.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (CONTINUED)

Selected Daily Government Fund

Selected Daily Government Fund Class S exceeded the average performance of its peer group for the 1-year, 3-year, and 5-year periods and matched the performance for the 10-year period. Class D have been in existence for a shorter-time period and exceeded the average performance of its peer group for the 1-year and 3-year periods.

The Independent Directors considered the total expense ratio for Selected Daily Government Fund, noting that it is reasonable and lower than the expense ratios of its peer group. The Independent Directors considered the advisory fee schedule for Selected Daily Government Fund and noted that it is within the range and below the average of its peer group.

The Independent Directors concluded that the fixed advisory fee schedule represents an appropriate sharing between Selected Daily Government Fund’s shareholders and Davis Selected Advisers of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Selected Advisers had provided Selected American Shares, Selected Special Shares, and Selected Daily Government Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Selected Advisers’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Selected Advisers in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Executive Vice President and General Counsel, Verizon (formerly GTE Corporation before it merged with Bell Atlantic) since July 1994.	3	Director, Holcim (U.S.) Inc. (supplier of Portland and blended cements).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity and real estate investment management) since March 1999; former Managing Director, Financial Guaranty Insurance Company; former Treasurer, State of Connecticut.	3	Director, Hartford Foundation for Public Giving; Director, University of Connecticut Foundation, Inc.

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; Chief Financial Officer and Co-Owner of B&H Enterprises of Ithaca (hardware store).	3	None

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Chief Financial Officer, Gambro BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director of Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company.	3	None

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS - (CONTINUED)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1996	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director of the Davis Funds (consisting of 13 portfolios); Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director of the Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	16	Director of the Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (newspaper publisher).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

OFFICERS

Christopher C. Davis (born 7/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice president and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Selected Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

2949 East Elvira Road, Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111 Transfer Agent Boston Financial Data Services, Inc. c/o The Selected Funds P.O. Box 8243 Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577 Independent Registered Public Accounting Firm KPMG LLP 707 Seventeenth Street, Suite 2700 Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 5, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 5, 2008